Convertible Debt (Tables)	9 Months Ended
Sep. 30, 2023
Convertible Debt [Abstract]
Schedule of Changes in the Balance of the Convertible Notes	Changes in the balance of the convertible notes are as follows:
		Carrying
	Face	Amount at
	Value	Fair Value
Balance at December 31, 2022	$-	$-
Issuance of convertible promissory notes	11,000,000	10,120,000
Repayments of debt	-	-
Conversion of notes with ordinary shares	(3,000,000)	(3,000,000)
Change in fair value of convertible promissory notes	-	87,000
Balance at September 30, 2023	$8,000,000	$7,207,000

Schedule of Significant Inputs into the Fair Value of the Promissory Notes	A summary of the Company’s significant inputs into the fair value of the Promissory Notes is as follows:
September 30,
2023
Stock price	$2.92 - 4.82
Expected life in years	0.74 - 1.00
Risk free rate	5.32% - 5.57%
Expected volatility	74.65% - 75.00%
Discount rate	78.54% - 82.88%